Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts receivable,allowances	$ 21	$ 17	$ 45
Common Class A [Member]
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Common Class B [Member]
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	510,000,000	505,830,022	501,991,944
Common stock, shares outstanding	510,000,000	505,830,022	501,991,944